Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Share capital	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings	Non-controlling interests
Beginning balance at Dec. 31, 2014	$ 187,724	$ 1,029	$ 182,114	$ (5,347)	$ 7,269	$ 2,659
Beginning balance, Shares at Dec. 31, 2014		44,174,217
Issuance of shares	(50)		(50)
Exercise of stock options	419	$ 6	413
Exercise of stock options, Shares		161,003
Stock-based compensation	234		220			14
Acquisition of non-controlling interests (Note 3)	(1,744)		(1,708)			(36)
Dividend	(8,535)				(7,788)	(747)
Other comprehensive income (loss)	(1,379)			(1,348)		(31)
Net income	16,437				16,198	239
Ending balance at Dec. 31, 2015	193,106	$ 1,035	180,989	(6,695)	15,679	2,098
Ending balance, Shares at Dec. 31, 2015		44,335,220
Exercise of stock options	41	$ 1	40
Exercise of stock options, Shares		20,550
Stock-based compensation	152		103			49
Exercise of stock options in a subsidiary	(292)		1,012			(1,304)
Acquisition of non-controlling interests (Note 3)	(3)		641			(644)
Dividend	(7,859)				(7,761)	(98)
Other comprehensive income (loss)	(692)			(733)		41
Net income	12,188				11,907	281
Ending balance at Dec. 31, 2016	196,641	$ 1,036	182,785	(7,428)	19,825	423
Ending balance, Shares at Dec. 31, 2016		44,355,770
Exercise of stock options	586	$ 4	582
Exercise of stock options, Shares		132,808
Stock-based compensation	78		78
Redeemable non-controlling interests reclassification to non-controlling interests	2,440					2,440
Dividend	(10,125)				(9,554)	(571)
Other comprehensive income (loss)	7,565			7,511		54
Net income	16,378				15,442	936
Ending balance at Dec. 31, 2017	$ 213,563	$ 1,040	$ 183,445	$ 83	$ 25,713	$ 3,282
Ending balance, Shares at Dec. 31, 2017		44,488,578